Going Concern and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Going Concern and Liquidity

2. Going Concern and Liquidity

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company has incurred recurring losses and negative cash flows from operations since inception, and, as of March 31, 2026, the Company had cash and cash equivalents of $5.6 million and an accumulated deficit of $61.8 million. In January 2026, the Company sold 337,540 shares of Series A-I redeemable convertible preferred stock to existing investors at a price of $4.89 per share for gross proceeds of $1.7 million and further sold 2,240,041 shares of Series A-I redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $10.9 million in a subsequent closing in January and February 2026 (collectively, the “Series A-I Closing”). See Note 12.

Since its inception in May 2021, the Company has funded its operations through the sale of simple agreements for future equity (“SAFEs”), the sale of redeemable convertible preferred stock, the issuance of convertible promissory notes, and revenue from customers. The Company does not believe that its current capital resources, which consist of cash and cash equivalents, will be sufficient to fund operations through at least the next twelve months from the date the accompanying condensed financial statements are issued based on its current operating plan. As the Company continues to pursue its business plan, it expects to finance its operations through equity offerings, debt financings, or other capital sources. However, there can be no assurance that any additional financing or strategic arrangements will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it may be necessary to significantly reduce its scope of operations to reduce the current rate of spending.

Based on the factors above, the Company has concluded that substantial doubt exists with respect to its ability to continue as a going concern within one year after the date that these condensed financial statements were issued.

The condensed financial statements have been prepared on the basis of the Company continuing as a going concern, which assumes the continuity of operations, the realization of assets and the settlement of liabilities and commitments as they come due in the normal course of business. The condensed financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

2. Going Concern and Liquidity

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company has incurred recurring losses and negative cash flows from operations since inception, and, as of December 31, 2025, the Company had cash and cash equivalents of $0.2 million and an accumulated deficit of $42.5 million. In January 2026, the Company sold 337,540 shares of Series A-1 redeemable convertible preferred stock to existing investors at a price of $4.89 per share for gross proceeds of $1.7 million and further sold 2,240,041 shares of Series A-1 redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $10.9 million in a subsequent closing in January and February 2026. See Note 16.

Since its inception in May 2021, the Company has funded its operations through the sale of simple agreements for future equity (“SAFEs”), the sale of redeemable convertible preferred stock, the issuance of convertible promissory notes, and revenue from customers. The Company does not believe that its current capital resources, which consist of cash and cash equivalents, will be sufficient to fund operations through at least the next twelve months from the date the accompanying financial statements are issued based on its current operating plan. As the Company continues to pursue its business plan, it expects to finance its operations through equity offerings, debt financings, or other capital sources. However, there can be no assurance that any additional financing or strategic arrangements will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, it may be necessary to significantly reduce its scope of operations to reduce the current rate of spending.

Based on the factors above, the Company has concluded that substantial doubt exists with respect to its ability to continue as a going concern within one year after the date that these financial statements were issued.

The Company’s financial statements have been prepared on the basis of the Company continuing as a going concern, which assumes the continuity of operations, the realization of assets and the settlement of liabilities and commitments as they come due in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.